Schedule of Investments (unaudited)
July 31, 2024
BlackRock Long-Term U.S. Equity ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.6%
Howmet Aerospace Inc.	2,282	$218,387
Building Products — 4.6%
Trane Technologies PLC	845	282,467
Capital Markets — 5.0%
S&P Global Inc.	634	307,319
Financial Services — 6.4%
Mastercard Inc., Class A	845	391,835
Health Care Equipment & Supplies — 6.1%
Intuitive Surgical Inc.(a)	507	225,417
Masimo Corp.(a)	1,352	144,637
		370,054
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill Inc., Class A(a)	4,227	229,611
Interactive Media & Services — 15.2%
Alphabet Inc., Class C, NVS	2,748	475,816
Meta Platforms Inc., Class A	951	451,564
		927,380
Life Sciences Tools & Services — 3.8%
Thermo Fisher Scientific Inc.	380	233,069
Machinery — 4.5%
Ingersoll Rand Inc.	2,706	271,682
Pharmaceuticals — 6.9%
Novo Nordisk A/S, ADR, NVS	3,176	421,233
Semiconductors & Semiconductor Equipment — 11.9%
Analog Devices Inc.	845	195,516
Entegris Inc.	1,733	204,996
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	211	$194,382
Nvidia Corp.	1,099	128,605
		723,499
Software — 22.4%
Cadence Design Systems Inc.(a)	1,105	295,764
Intuit Inc.	380	245,993
Microsoft Corp.	1,966	822,476
		1,364,233
Specialty Retail — 2.6%
Floor & Decor Holdings Inc., Class A(a)	1,606	157,388
Textiles, Apparel & Luxury Goods — 2.9%
Hermes International SCA, SP ADR	803	175,761
Total Long-Term Investments — 99.7% (Cost: $6,325,906)		6,073,918
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)(c)	10,000	10,000
Total Short-Term Securities — 0.2% (Cost: $10,000)		10,000
Total Investments — 99.9% (Cost: $6,335,906)		6,083,918
Other Assets Less Liabilities — 0.1%		5,382
Net Assets — 100.0%		$6,089,300

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/17/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000 (b)	$—	$—	$—	$10,000	10,000	$69	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Long-Term U.S. Equity ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,073,918	$—	$—	$6,073,918
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$6,083,918	$—	$—	$6,083,918

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares